EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Earnings Per Share [Abstract]
Profit (loss)	$ (10,548)	$ 13,674	$ 15,996
Convertible bonds (in shares)	62,412,622